Condensed Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock Common stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-In-Capital	Accumulated Deficit	Stock Subscription Receivable	Common stock	Class A Common Stock	Class B Common Stock	Series B Convertible Preferred Stock	Series Seed Convertible Preferred Stock	Total
Beginning balance at Dec. 31, 2023										$ 2,382	$ 1,000
Beginning balance (in shares) at Dec. 31, 2023										176,932	250,000
Changes in Mezzanine Equity
Issuance of Series B Convertible Preferred Stock										$ 2,378
Issuance of Series B Convertible Preferred Stock (in shares)										143,590
Issuance of Series B Convertible Preferred Stock to pay for services										$ 108
Issuance of Series B Convertible Preferred Stock to pay for services (in shares)										6,545
Repurchase and retirement of Stock, at cost											$ (1,000)
Repurchase and retirement of Stock, at cost (in shares)											(250,000)
Conversion of stock into common stock and exchanged in connection with the reverse										$ (4,868)
Conversion of stock into common stock and exchanged in connection with the reverse (in shares)										(327,067)
Beginning balance at Dec. 31, 2023				$ 625	$ (6,891)	$ (30)						$ (6,296)
Changes in Stockholders' Deficit
Conversion of stock into common stock and exchanged in connection with the reverse				5,234								5,234
Conversion of stock into common stock and exchanged in connection with the reverse (in shares)	(2,800,206)	2,497,950	2,502,050
Net loss					(3,474)							(3,474)
Ending balance at Dec. 31, 2024				5,859	(10,365)	(30)						(4,536)
Ending balance (in shares) at Dec. 31, 2024							0	2,497,950	2,502,050
Beginning balance (in shares) at Dec. 31, 2024		2,497,950	2,502,050
Changes in Stockholders' Deficit
Repayment of stock subscription receivable						30						30
Net loss					(442)							(442)
Ending balance at Mar. 31, 2025				5,859	(10,807)							(4,948)
Ending balance (in shares) at Mar. 31, 2025		2,497,950	2,502,050
Beginning balance at Dec. 31, 2024				5,859	(10,365)	(30)						(4,536)
Beginning balance (in shares) at Dec. 31, 2024		2,497,950	2,502,050
Changes in Stockholders' Deficit
Repayment of stock subscription receivable						30						30
Transfer and conversion of Class B Common Stock to Class A Common Stock (in shares)		2,502,050	(2,502,050)
Transfer and conversion of Class A Common Stock to Common Stock (in shares)	5,000,000	(5,000,000)
Net loss					(4,228)							(4,228)
Ending balance at Dec. 31, 2025				19,009	(14,593)							4,416
Ending balance (in shares) at Dec. 31, 2025							6,619,796	0	0
Beginning balance (in shares) at Dec. 31, 2025	6,619,796
Changes in Stockholders' Deficit
Stock based compensation				25								25
Net loss	$ 0	$ 0	$ 0	0	(2,162)	$ 0						(2,162)
Ending balance at Mar. 31, 2026				$ 19,034	$ (16,755)							$ 2,279
Ending balance (in shares) at Mar. 31, 2026	6,619,796						6,619,796